Schedule of Portfolio Investments

Large Cap Equity Fund

March 31, 2026 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Fair Value
AIR FREIGHT & LOGISTICS - 1.7%
FedEx Corporation	2,400	$854,832

BANKS - 3.6%
Bank of America Corporation	8,000	390,000
Citigroup, Inc.	4,800	544,368
JPMorgan Chase & Company	3,000	882,480
		1,816,848
BIOTECHNOLOGY - 2.1%
AbbVie, Inc.	5,000	1,087,450

CAPITAL MARKETS - 3.0%
CME Group, Inc.	2,500	738,375
Goldman Sachs Group, Inc. (The)	900	761,391
		1,499,766
CHEMICALS - 1.0%
LyondellBasell Industries N.V. - Class A	6,000	483,360

COMMUNICATIONS EQUIPMENT - 5.5%
Arista Networks, Inc. (a)	12,000	1,473,360
Cisco Systems, Inc.	6,000	465,540
Motorola Solutions, Inc.	2,000	867,940
		2,806,840
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications, Inc.	7,500	376,500

ELECTRIC UTILITIES - 2.1%
NextEra Energy, Inc.	11,700	1,086,696

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
Prologis, Inc.	2,000	264,360

FINANCIAL SERVICES - 3.0%
Mastercard, Inc. - Class A	3,000	1,498,980

Schedule of Portfolio Investments (Continued)

Large Cap Equity Fund

COMMON STOCKS - 96.1% (Continued)	Shares	Fair Value
FOOD & STAPLES RETAILING - 2.6%
Costco Wholesale Corporation	1,300	$1,295,359

HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Medtronic plc	10,000	866,500

HEALTH CARE PROVIDERS & SERVICES - 4.9%
HCA Healthcare, Inc.	3,800	1,798,312
McKesson Corporation	800	692,288
		2,490,600
HOTELS, RESTAURANTS & LEISURE - 3.3%
Booking Holdings, Inc.	130	547,341
Las Vegas Sands Corporation	15,000	808,200
McDonald's Corporation	1,000	310,790
		1,666,331
HOUSEHOLD DURABLES - 0.9%
Garmin Ltd.	2,000	464,020

HOUSEHOLD PRODUCTS - 2.4%
Colgate-Palmolive Company	7,000	596,610
Procter & Gamble Company (The)	4,400	635,536
		1,232,146
INSURANCE - 3.7%
Aflac, Inc.	6,000	658,260
Progressive Corporation (The)	6,000	1,189,440
		1,847,700
INTERACTIVE MEDIA & SERVICES - 4.9%
Alphabet, Inc. - Class A	6,600	1,897,896
Meta Platforms, Inc. - Class A	1,000	572,130
		2,470,026
IT SERVICES - 2.7%
Accenture plc - Class A	7,000	1,388,030

MACHINERY - 2.8%
Cummins, Inc.	2,600	1,398,852

Schedule of Portfolio Investments (Continued)

Large Cap Equity Fund

COMMON STOCKS - 96.1% (Continued)	Shares	Fair Value
MEDIA - 1.7%
Comcast Corporation - Class A	22,000	$631,620
Omnicom Group, Inc.	3,000	225,930
		857,550
METALS & MINING - 1.2%
Freeport-McMoRan, Inc.	10,000	587,800

OIL, GAS & CONSUMABLE FUELS - 4.4%
ConocoPhillips	7,000	924,000
EOG Resources, Inc.	9,000	1,301,130
		2,225,130
PHARMACEUTICALS - 1.2%
Bristol-Myers Squibb Company	9,700	588,305

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
American Tower Corporation	2,000	345,160
Public Storage	1,500	406,320
Simon Property Group, Inc.	637	118,820
		870,300
ROAD & RAIL - 3.9%
CSX Corporation	48,000	1,970,400

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.1%
Broadcom, Inc.	5,250	1,624,927
KLA Corporation	1,500	2,208,615
Microchip Technology, Inc.	16,800	1,085,448
NVIDIA Corporation	9,500	1,656,800
QUALCOMM, Inc.	3,500	450,730
Texas Instruments, Inc.	400	77,656
		7,104,176
SOFTWARE - 4.5%
Intuit, Inc.	1,000	432,380
Microsoft Corporation	3,950	1,462,172
Salesforce, Inc.	2,000	373,340
		2,267,892

Schedule of Portfolio Investments (Continued)

Large Cap Equity Fund

COMMON STOCKS - 96.1% (Continued)	Shares	Fair Value
SPECIALTY RETAIL - 5.2%
Home Depot, Inc. (The)	4,200	$1,381,338
TJX Companies, Inc. (The)	7,000	1,117,900
Tractor Supply Company	2,500	113,250
		2,612,488
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.6%
Apple, Inc.	7,200	1,827,288

TOBACCO & CANNABIS - 0.5%
Altria Group, Inc.	3,500	230,965

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
T-Mobile USA, Inc.	2,500	525,075

TOTAL INVESTMENTS (Cost $26,781,413) - 96.1%		$48,562,565

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		1,959,812

NET ASSETS - 100.0%		$50,522,377

(a)	Non-income producing security.

plc - Public Liability Company

N.V. - Naamloze Vennootschap